Expense Example, No Redemption (dei_DocumentInformationDocumentAxis, USD $)	0 Months Ended
Apr. 22, 2013
(PIMCO Diversified Income Exchange-Traded Fund) | (PIMCO Diversified Income Exchange-Traded Fund)
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 87
Expense Example, No Redemption, 3 Years	271
(PIMCO Low Duration Exchange-Traded Fund) | (PIMCO Low Duration Exchange-Traded Fund)
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	56
Expense Example, No Redemption, 3 Years	176
(PIMCO Real Return Exchange-Traded Fund) | (PIMCO Real Return Exchange-Traded Fund)
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	56
Expense Example, No Redemption, 3 Years	$ 176